NOTE 7 - COMMON STOCK	9 Months Ended
Jul. 31, 2017
Note 7 - Common Stock
NOTE 7 - COMMON STOCK

NOTE 7 - COMMON STOCK

During the three months ended July 31, 2017 the Company had the following common stock transactions:

•	44,350,000 shares previously issued on the conversion of notes payable were cancelled due to change in broker services. These will be reissued during the period ended October 31, 2017.

•	2, 685,261,047 shares issued on the conversion of debentures payable (see Note 4).

Each of these issuances was made pursuant to an exemption from registration under Rule 144 of the Securities Act of 1933.